Quarterly Report
October 31, 2023
MFS®  Global High Yield Fund
HYO-Q3

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 29.6%
Asset-Backed & Securitized – 0.4%
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	699,000	$700,381
Automotive – 0.4%
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	815,000	$716,290
Basic Industry – 0.3%
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$440,942
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026		150,000	152,049
			$592,991
Broadcasting – 0.8%
Banijay Entertainment S.A.S.U., 7%, 5/01/2029 (n)	EUR	458,000	$479,158
Banijay Group S.A.S., 6.5%, 3/01/2026		475,000	495,687
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027		292,842	246,335
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		510,000	418,214
			$1,639,394
Building – 0.5%
HT Troplast GmbH, 9.375%, 7/15/2028 (n)	EUR	364,000	$373,572
HT Troplast GmbH, 9.375%, 7/15/2028		229,000	235,022
Standard Industries, Inc., 2.25%, 11/21/2026 (n)		430,000	398,107
			$1,006,701
Business Services – 0.6%
Nexi S.p.A., 2.125%, 4/30/2029	EUR	1,310,000	$1,136,861
Cable TV – 1.2%
Summer BidCo B.V., 9%, 11/15/2025 (p)	EUR	906,087	$934,762
United Group B.V., 3.125%, 2/15/2026		220,000	211,250
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	370,000	376,011
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	760,000	640,309
Ziggo B.V., 2.875%, 1/15/2030		100,000	84,251
			$2,246,583
Chemicals – 0.9%
INEOS Quattro Finance 2 PLC, 2.5%, 1/15/2026	EUR	597,000	$587,468
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026 (n)		715,000	696,964
SPCM S.A., 2.625%, 2/01/2029		456,000	420,813
			$1,705,245
Conglomerates – 1.0%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$805,000	$677,778
RENK AG, 5.75%, 7/15/2025	EUR	445,000	463,351
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)		465,000	484,176
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to 6/15/2024, 8% Cash to 12/31/2028 (n)		$828,493	308,779
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash to 5/17/2032 (n)		448,767	55,064
			$1,989,148
Consumer Products – 0.1%
Coty, Inc., 5.75%, 9/15/2028 (n)	EUR	237,000	$252,262
Consumer Services – 0.5%
Verisure Holding AB, 3.25%, 2/15/2027	EUR	315,000	$300,805
Verisure Midholding AB, 5.25%, 2/15/2029		810,000	738,183
			$1,038,988

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 1.2%
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	180,000	$139,991
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		300,000	233,317
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$834,000	654,690
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		840,000	684,293
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	524,883
			$ 2,237,174
Emerging Market Quasi-Sovereign – 1.7%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$754,848
Petroleos Mexicanos, 6.5%, 3/13/2027		$545,000	480,745
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	350,437
Petroleos Mexicanos, 10%, 2/07/2033		560,000	495,182
Petroleos Mexicanos, 6.5%, 6/02/2041		1,335,000	789,817
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	457,008
			$ 3,328,037
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$382,000	$378,318
Entertainment – 0.1%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	210,000	$211,338
Financial Institutions – 1.0%
Citycon Treasury B.V., 1.625%, 3/12/2028	EUR	450,000	$367,277
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	335,000	370,937
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	365,000
Globalworth Ltd., REIT, 2.95%, 7/29/2026	EUR	515,000	418,377
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		373,000	283,535
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		805,000	136,283
			$ 1,941,409
Food & Beverages – 0.6%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$271,048
Central America Bottling Co., 5.25%, 4/27/2029 (n)		716,000	630,080
Minerva Luxembourg S.A., 4.375%, 3/18/2031 (n)		457,000	354,499
			$ 1,255,627
Gaming & Lodging – 1.3%
Allwyn International, 3.875%, 2/15/2027 (n)	EUR	665,000	$647,619
Allwyn International A.S., 3.875%, 2/15/2027		445,000	433,369
NH Hotel Group S.A., 4%, 7/02/2026 (n)		415,000	417,046
NH Hotel Group S.A., 4%, 7/02/2026		325,000	326,602
Playtech PLC, 5.875%, 6/28/2028		600,000	611,688
			$ 2,436,324
Industrial – 0.1%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	228,000	$227,978
International Market Quasi-Sovereign – 0.6%
Electricite de France S.A., 3.375% to 9/15/2030, FLR (EUR Swap Rate - 5yr. + 3.97%) to 9/15/50, FLR (EUR Swap Rate - 5yr. + 4.72%) to 9/15/2071	EUR	1,000,000	$812,092
Electricite de France S.A., 9.125% to 6/15/2033, FLR (CMT - 5yr. + 5.411%) to 12/15/2171 (n)		$280,000	287,383
			$ 1,099,475

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.6%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	613,000	$573,849
Sarens Finance Co. N.V., 5.75%, 2/21/2027		555,000	507,557
			$ 1,081,406
Major Banks – 0.3%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$504,178
Medical & Health Technology & Services – 0.3%
Laboratoire Eimer Selas, 5%, 2/01/2029	EUR	594,000	$485,525
Metals & Mining – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$134,572
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	414,174
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)(p)		$359,667	305,717
			$ 854,463
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$645,000	$494,099
Natural Gas - Distribution – 0.2%
Eustream A.S., 1.625%, 6/25/2027	EUR	367,000	$309,890
Network & Telecom – 0.7%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	580,000	$578,796
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	784,251
			$ 1,363,047
Oils – 0.4%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$736,284	$523,866
Puma International Financing S.A., 5%, 1/24/2026		200,000	179,704
			$ 703,570
Other Banks & Diversified Financials – 0.5%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$580,218
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070	EUR	645,000	474,606
			$ 1,054,824
Pharmaceuticals – 1.2%
Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/2028	EUR	457,000	$439,428
Cheplapharm Arzneimittel GmbH, 7.5%, 5/15/2030 (n)		345,000	363,314
Grifols S.A., 3.2%, 5/01/2025		457,000	463,001
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)		235,000	214,637
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$825,000	749,049
			$ 2,229,429
Precious Metals & Minerals – 0.2%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$342,000	$293,261
Restaurants – 0.2%
MIDCO GB, 7.75%, 11/01/2027 (n)	EUR	465,000	$456,796
Retailers – 0.6%
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$844,000	$737,066
Mobilux Finance S.A.S., 4.25%, 7/15/2028 (n)	EUR	575,000	500,330
			$ 1,237,396

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.3%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	453,000	$387,775
CTEC II GmbH, 5.25%, 2/15/2030		325,000	278,205
			$ 665,980
Specialty Stores – 0.5%
Dufry One B.V., 3.375%, 4/15/2028	EUR	1,090,000	$1,021,600
Supermarkets – 0.5%
Ocado Group PLC, 3.875%, 10/08/2026	GBP	462,000	$439,403
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	594,000	553,939
			$ 993,342
Telecommunications - Wireless – 2.7%
Altice France Holding S.A., 4%, 2/15/2028	EUR	100,000	$46,477
Altice France S.A., 4%, 2/15/2028 (n)		380,000	176,613
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		900,000	817,177
Cellnex Finance Co. S.A., 2%, 2/15/2033		700,000	562,887
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$977,400	844,387
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	642,000	655,525
PPF Telecom Group B.V., 2.125%, 1/31/2025		270,000	274,870
PPF Telecom Group B.V., 3.25%, 9/29/2027		733,000	716,449
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	549,000	551,342
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	705,000	601,617
			$ 5,247,344
Transportation - Services – 1.3%
Acu Petroleo Luxembourg S.à r.l., 7.5%, 1/13/2032		$446,637	$403,069
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,180,000	1,026,315
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028		100,000	86,976
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$663,000	640,604
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		440,000	339,245
			$ 2,496,209
Utilities - Electric Power – 4.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$761,000	$729,053
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		595,000	559,709
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		470,389	390,423
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		302,000	277,176
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	640,000	608,159
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		258,000	220,789
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$752,000	651,420
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		570,000	491,625
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		683,575	608,382
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	632,235
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	615,279
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		689,000	622,856
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		729,000	596,358
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		836,000	803,668
			$ 7,807,132
Utilities - Gas – 0.4%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	200,000	$170,376
EP Infrastructure A.S., 1.816%, 3/02/2031		917,000	694,183
			$ 864,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Other – 0.5%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)	$1,136,000	$1,039,609
Total Bonds		$ 57,344,183
Investment Companies (h) – 70.2%
Bond Funds – 66.5%
MFS High Yield Pooled Portfolio (v)	16,728,369	$128,975,727
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 5.43% (v)	7,252,274	$7,252,999
Total Investment Companies		$136,228,726
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 1,163,597	7	$48,300
Other Assets, Less Liabilities – 0.2%	349,291
Net Assets – 100.0%	$193,970,500
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $136,228,726 and $57,392,483, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,027,838, representing 15.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	887,436	USD	938,507	JPMorgan Chase Bank N.A.	1/19/2024	$4,076
EUR	632,159	USD	671,113	State Street Bank Corp.	1/19/2024	330
GBP	16,667	USD	20,219	State Street Bank Corp.	1/19/2024	51
USD	34,055,981	EUR	32,033,712	Barclays Bank PLC	1/19/2024	31,630
USD	2,752,947	GBP	2,258,547	Deutsche Bank AG	1/19/2024	5,989
						$42,076

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	864,710	EUR	815,477	Barclays Bank PLC	1/19/2024	$(1,442)
USD	586,611	EUR	553,558	Citibank N.A.	1/19/2024	(1,346)
USD	101,776	GBP	83,813	UBS AG	1/19/2024	(162)
						$(2,950)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Long Gilt 10 yr	Short	GBP	2	$226,463	December – 2023	$2,765
At October 31, 2023, the fund had cash collateral of $9,300 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$48,300	$—	$—	$48,300
Non - U.S. Sovereign Debt	—	4,427,512	—	4,427,512
U.S. Corporate Bonds	—	3,881,921	—	3,881,921
Asset-Backed Securities (including CDOs)	—	700,381	—	700,381
Foreign Bonds	—	48,334,369	—	48,334,369
Mutual Funds	136,228,726	—	—	136,228,726
Total	$136,277,026	$57,344,183	$—	$193,621,209
Other Financial Instruments
Futures Contracts – Assets	$2,765	$—	$—	$2,765
Forward Foreign Currency Exchange Contracts – Assets	—	42,076	—	42,076
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,950)	—	(2,950)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$228,697
Realized gain (loss)	270,760
Change in unrealized appreciation or depreciation	(228,697)
Sales	(270,760)
Balance as of 10/31/23	$—
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$121,247,426	$29,874,429	$16,835,066	$(4,040,572)	$(1,270,490)	$128,975,727
MFS Institutional Money Market Portfolio	3,151,528	49,492,701	45,390,541	(994)	305	7,252,999
	$124,398,954	$79,367,130	$62,225,607	$(4,041,566)	$(1,270,185)	$136,228,726
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$6,238,690	$—
MFS Institutional Money Market Portfolio	288,561	—
	$6,527,251	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2023, are as follows:
United States	62.0%
Canada	4.0%
France	3.8%
United Kingdom	3.5%
Mexico	2.5%
Spain	2.3%
Brazil	2.0%
India	1.7%
Netherlands	1.7%
Other Countries	16.5%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.